Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Shareholders' Equity
Summary of status of Company's option plans and its changes

	2020		2019
		Weighted		Weighted
		average	Number of	average
	Number of	exercise	share	exercise
	share options	price	options	price
Options outstanding at beginning of year	2,393,715	$6.12	2,349,054	$5.92
Granted	585,000	$4.18	282,500	$5.07
Forfeited	(208,195)	$7.49	(121,250)	$6.37
Exercised	(47,509)	$1.27	(116,589)	$1.23
Outstanding at end of year	2,723,011	$5.70	2,393,715	$6.12
Options exercisable at year end	1,754,261	$5.42	1,647,048	$5.02